Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock option activity and related information
A summary of our stock option activity and related information as of June 30, 2018 is as follows:

	Shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2017	5,745,815	$7.28	8.32	$43
Granted	1,179,877	0.96
Forfeited/Canceled	(1,529,717)	5.90
Outstanding at June 30	5,395,975	6.28	8.05	1
Exercisable at June 30, 2018	2,576,138	10.88	6.96	1

A summary of our stock option activity and related information is as follows:

	Shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2016	4,611,392	$14.42	8.23	$45
Granted	4,386,856	1.51
Forfeited / Canceled	(3,252,433)	9.63
Outstanding at December 31, 2017	5,745,815	7.28	8.32	43
Exercisable at December 31, 2017	2,370,335	13.37	7.08	42
Vested and expected to vest at December 31, 2017	5,745,815	7.28	8.32	43

Schedule of assumptions used to estimate fair value of each stock option
The fair value of each stock-based option award is estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Risk-free interest rate	—	1.3% - 2.0%	2.7%	1.3% - 2.2%
Dividend yield	—	—	—	—
Volatility	—	89% - 109%	83% - 85%	89% - 109%
Expected term (years)		1.8 - 6.9	6.1	1.8 - 6.9

The fair value of each stock option is estimated using the Black-Scholes option pricing model using the following assumptions:

December 31,
	2017	2016	2015
Risk-free interest rate	1.3%-2.2%	1.3%-2.0%	1.6%-2.3%
Dividend yield	—	—	—
Volatility	87%-109%	78%-89%	72%-78%
Expected term (years)	2.0-6.9	5.3-9.9	5.3-9.9

Schedule of restricted stock unit activity
A summary of our restricted stock unit ("RSU") activity and related information is as follows:

	Shares	Weighted average grant date fair value
Outstanding at December 31, 2016	50,000	$7.15
Granted	—	—
Vested	—	—
Forfeited	(50,000)	7.15
Outstanding at December 31, 2017	—	$—

Summary of awards
The following table summarizes the December 9, 2014 award.

Award Type	Number of RSUs Granted	Grant Date Fair Value	RSUs Vested as of December 31, 2015
Service-based	30,902	$32.36	15,450
Performance-based - Year 1	11,588	$43.47	4,635
Performance-based - Year 2	11,588	$—	—